Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Intangible Assets
Intangible assets, net	$ 229,808	$ 229,609
2024	49,400
2025	46,500
2026	42,300
2027	27,700
2028	20,600
Thereafter	$ 43,300